JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
Schedule of Portfolio Investments as of January 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2025.

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.5%
Australia — 62.8%
ANZ Group Holdings Ltd.	7,797,184	147,238,776
APA Group (a)	3,335,293	14,065,720
Aristocrat Leisure Ltd.	1,645,327	76,507,117
ASX Ltd. (a)	503,239	19,731,741
Atlas Arteria Ltd.	2,847,648	8,891,657
BHP Group Ltd.	13,165,921	323,350,910
BlueScope Steel Ltd.	1,150,956	15,029,518
Brambles Ltd.	3,617,491	44,207,522
Cochlear Ltd.	161,775	31,840,827
Coles Group Ltd.	3,479,418	41,940,810
Commonwealth Bank of Australia	4,353,232	429,586,738
Computershare Ltd.	1,484,761	32,275,813
Dexus, REIT	2,796,128	12,471,569
Endeavour Group Ltd. (a)	3,529,237	9,205,976
Fortescue Ltd.	4,122,247	48,277,176
Goodman Group, REIT	4,502,820	100,413,614
GPT Group (The), REIT	4,974,927	14,123,060
Insurance Australia Group Ltd.	6,207,859	35,206,360
Lottery Corp. Ltd. (The)	5,786,319	17,988,696
Macquarie Group Ltd.	919,758	136,062,173
Medibank Pvt Ltd.	7,159,561	17,653,442
Mineral Resources Ltd.	445,509	9,504,257
Mirvac Group, REIT	10,258,025	12,409,361
National Australia Bank Ltd.	7,991,552	196,925,048
Northern Star Resources Ltd.	2,987,613	31,620,080
Orica Ltd.	1,253,050	13,583,089
Origin Energy Ltd.	4,478,628	28,884,357
Pilbara Minerals Ltd. *	6,994,362	9,809,988
Pro Medicus Ltd.	137,409	23,515,610
Qantas Airways Ltd. *	2,075,680	12,028,285
QBE Insurance Group Ltd.	3,883,724	50,130,172
Ramsay Health Care Ltd.	474,780	9,862,913
REA Group Ltd.	132,571	20,333,516
Reece Ltd. (a)	900,145	13,187,150
Rio Tinto Ltd.	965,058	69,504,391
Santos Ltd.	8,004,168	34,657,703
Scentre Group, REIT	13,493,402	30,536,541
SEEK Ltd.	843,635	11,861,306
SGH Ltd.	518,464	15,296,344
Sonic Healthcare Ltd.	1,208,948	21,238,500
South32 Ltd.	11,774,684	24,177,544
Stockland, REIT	6,199,701	19,640,680
Suncorp Group Ltd.	3,302,283	42,338,687
Telstra Group Ltd.	10,513,284	25,667,045
TPG Telecom Ltd. (a)	1,106,927	2,998,683
Transurban Group	8,028,520	66,131,574
Treasury Wine Estates Ltd.	2,109,447	13,994,057
Vicinity Ltd., REIT	9,420,280	12,767,044

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Australia — continued
Washington H Soul Pattinson & Co. Ltd. (a)	634,366	13,384,870
Wesfarmers Ltd.	2,950,078	138,961,654
Westpac Banking Corp.	9,018,310	187,119,473
WiseTech Global Ltd.	448,851	33,979,259
Woodside Energy Group Ltd.	4,936,158	75,230,941
Woolworths Group Ltd.	3,016,954	56,723,321
Worley Ltd.	955,826	8,493,116
		2,912,565,774
China — 1.1%
Budweiser Brewing Co. APAC Ltd. (b)	4,407,500	4,035,143
ESR Group Ltd. (b)	5,684,200	8,739,424
Wharf Holdings Ltd. (The) (a)	2,479,000	6,044,867
Wilmar International Ltd.	4,689,800	10,721,177
Wuxi Biologics Cayman, Inc. * (b)	9,338,500	22,353,683
		51,894,294
Hong Kong — 14.8%
AIA Group Ltd.	28,273,200	198,764,742
CK Asset Holdings Ltd.	4,872,000	20,357,297
CK Infrastructure Holdings Ltd.	1,595,000	10,861,692
CLP Holdings Ltd.	4,702,000	39,095,183
Hang Seng Bank Ltd. (a)	1,883,400	23,600,097
Henderson Land Development Co. Ltd.	3,464,700	9,609,262
HKT Trust & HKT Ltd.	9,281,000	11,410,822
Hong Kong & China Gas Co. Ltd.	28,372,789	21,784,337
Hong Kong Exchanges & Clearing Ltd.	3,096,600	121,199,954
Jardine Matheson Holdings Ltd.	440,900	17,759,694
Link, REIT	6,660,700	27,520,467
MTR Corp. Ltd.	4,100,500	12,854,775
Power Assets Holdings Ltd.	3,548,000	22,954,379
Sino Land Co. Ltd.	8,908,000	8,543,034
Sun Hung Kai Properties Ltd.	4,886,500	43,682,113
Swire Pacific Ltd., Class A	1,049,000	9,110,248
Swire Pacific Ltd., Class B	2,037,500	2,860,909
Swire Properties Ltd.	2,735,800	5,402,579
Techtronic Industries Co. Ltd.	3,809,000	51,227,612
WH Group Ltd. (b)	20,282,191	15,822,029
Wharf Real Estate Investment Co. Ltd.	4,021,000	10,005,976
		684,427,201
Macau — 0.9%
Galaxy Entertainment Group Ltd.	5,852,000	25,465,389
Sands China Ltd. *	6,078,979	14,613,939
		40,079,328
New Zealand — 1.4%
Auckland International Airport Ltd.	3,947,759	19,242,388
Fisher & Paykel Healthcare Corp. Ltd.	1,416,266	29,964,137

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
New Zealand — continued
Mercury NZ Ltd.	1,746,905	6,210,786
Meridian Energy Ltd.	3,200,968	10,654,374
		66,071,685
Singapore — 12.2%
CapitaLand Ascendas, REIT	9,828,728	18,633,772
CapitaLand Integrated Commercial Trust, REIT	12,528,632	17,884,245
CapitaLand Investment Ltd.	6,230,300	11,216,253
DBS Group Holdings Ltd.	5,435,200	177,904,564
Genting Singapore Ltd.	14,814,000	8,203,000
Jardine Cycle & Carriage Ltd.	215,400	4,409,987
Keppel Ltd.	3,681,500	18,288,565
Mapletree Pan Asia Commercial Trust, REIT	6,265,100	5,548,796
Oversea-Chinese Banking Corp. Ltd.	8,469,400	108,025,399
Singapore Airlines Ltd.	3,594,800	16,769,376
Singapore Exchange Ltd.	2,130,000	19,164,617
Singapore Technologies Engineering Ltd.	4,059,600	14,408,461
Singapore Telecommunications Ltd.	20,344,900	49,709,988
United Overseas Bank Ltd.	3,488,700	95,903,159
		566,070,182
United Kingdom — 0.8%
CK Hutchison Holdings Ltd.	6,924,500	34,869,667
United States — 5.5%
CSL Ltd.	1,255,826	216,809,365
James Hardie Industries plc, CHDI *	1,138,063	38,251,534
		255,060,899
Total Common Stocks (Cost $4,620,998,637)		4,611,039,030
Short-Term Investments — 0.4%
Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (c) (d)(Cost $17,010,820)	17,010,820	17,010,820
Total Investments — 99.9% (Cost $4,638,009,457)		4,628,049,850
Other Assets in Excess of Liabilities — 0.1%		5,956,715
NET ASSETS — 100.0%		4,634,006,565

Percentages indicated are based on net assets.

Abbreviations
APAC	Asia Pacific
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2025. The total value of securities on loan at January 31, 2025 is $16,094,082.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2025.
Summary of Investments by Industry, January 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	29.5%
Metals & Mining	11.5
Insurance	7.4
Capital Markets	6.4
Biotechnology	4.7
Hotels, Restaurants & Leisure	3.1
Broadline Retail	3.0
Real Estate Management & Development	2.7
Industrial REITs	2.6
Oil, Gas & Consumable Fuels	2.4
Electric Utilities	2.3
Consumer Staples Distribution & Retail	2.3
Transportation Infrastructure	2.0
Diversified Telecommunication Services	1.9
Retail REITs	1.9
Industrial Conglomerates	1.9
Health Care Equipment & Supplies	1.3
Diversified REITs	1.1
Machinery	1.1
Commercial Services & Supplies	1.0
Others (each less than 1.0%)	9.5
Short-Term Investments	0.4
Futures contracts outstanding as of January 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Singapore Index	306	02/27/2025	SGD	8,721,788	139,974
SPI 200 Index	102	03/20/2025	AUD	13,326,326	364,722
					504,696

Abbreviations
AUD	Australian Dollar
MSCI	Morgan Stanley Capital International
SGD	Singapore Dollar
SPI	Australian Securities Exchange

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$2,912,565,774	$—	$2,912,565,774
China	14,784,291	37,110,003	—	51,894,294
Hong Kong	11,410,822	673,016,379	—	684,427,201
Macau	—	40,079,328	—	40,079,328
New Zealand	29,896,762	36,174,923	—	66,071,685
Singapore	—	566,070,182	—	566,070,182

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
United Kingdom	$—	$34,869,667	$—	$34,869,667
United States	—	255,060,899	—	255,060,899
Total Common Stocks	56,091,875	4,554,947,155	—	4,611,039,030
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	17,010,820	—	—	17,010,820
Total Investments in Securities	$73,102,695	$4,554,947,155	$—	$4,628,049,850
Appreciation in Other Financial Instruments
Futures Contracts	504,696	—	—	504,696
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2025	Shares at January 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	$35,199,421	$139,412,932	$157,601,533	$—	$—	$17,010,820	17,010,820	$654,725	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2025.